Activities of Orange Bank - Financial debts (Details) - Operating segments [member] - Orange Bank, operating segment [member] - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Customers borrowings and deposits	€ 3,357	€ 3,396	€ 3,685
Debts with financial institutions	448	1,103	975
Balances on current accounts from customers [member]
Disclosure of detailed information about financial instruments [line items]
Customers borrowings and deposits	2,546	2,538	2,800
Passbooks and special savings accounts [member]
Disclosure of detailed information about financial instruments [line items]
Customers borrowings and deposits	781	776	716
Balances on other deposits from customers [member]
Disclosure of detailed information about financial instruments [line items]
Customers borrowings and deposits	30	82	169
Term borrowings and advances with financial institutions [member]
Disclosure of detailed information about financial instruments [line items]
Debts with financial institutions	€ 448	467	466
Securities delivered under repurchase agreements [member]
Disclosure of detailed information about financial instruments [line items]
Debts with financial institutions		€ 636	€ 509